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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05898
Invesco Prime Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)   (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 9/30
Date of reporting period: 6/30/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Prime Income Trust Quarterly Schedule of Portfolio Holdings June 30, 2010

invesco.com/us	MS-CE-PINC-QTR-1 06/10	Invesco Advisers, Inc.

Schedule of Investments
June 30, 2010 (unaudited)

Principal
Amount		Interest	Maturity
(000)		Rate	Date	Value

Variable Rate Senior Loan Interests (a) (108.5%)

Advertising Services (0.9%)
$5,740	Affinion Group, Inc.	5.00%	10/17/12	$5,480,999

Aerospace & Defense (3.2%)
1,221	Apptis (DE), Inc.	3.60-3.79	12/20/12	1,193,569
477	Avio Investments Spa (Italy)	2.22	12/13/14	419,750
509	Avio Investments Spa (Italy)	3.10	12/13/15	450,014
5,490	Booz Allen Hamilton, Inc.	6.00-7.50	07/31/15	5,503,182
2,818	I.L.C. Industries, Inc.	2.35	02/24/12	2,761,326
794	IAP Worldwide Services, Inc	9.25	12/30/12	755,897
1,896	Primus International, Inc.	2.85	06/07/12	1,819,931
266	TASC, Inc.	5.50	12/18/14	265,984
544	TASC, Inc.	5.75	12/18/15	544,245
2,320	Triumph Group, Inc.	3.50	06/12/16	2,323,631
2,137	Vangent, Inc.	3.00	02/14/13	2,029,866
1,806	Wesco Aircraft Hardware Corp.	2.60	09/30/13	1,733,897
1,000	Wesco Aircraft Hardware Corp.	6.10	03/28/14	952,500

				20,753,792

Airlines (0.7%)
1,123	Delta Air Lines, Inc. (b)		09/27/13	1,130,523
3,096	United Airlines, Inc.	2.31-2.38	02/01/14	2,684,050
1,000	US Airways Group, Inc.	2.81	03/21/14	798,215

				4,612,788

Apparel/Footwear (1.0%)
1,000	Gold Toe Investment Corp.	11.75	04/30/14	840,000
1,221	GTM Holding, Inc.	8.50	10/30/13	1,147,889
2,532	Hanesbrands, Inc.	5.25-5.50	12/10/15	2,543,395
2,000	Levi Strauss & Co.	2.60	03/27/14	1,840,000

				6,371,284

Auto Parts: Original Equipment Manufacturer (2.7%)
2,016	Acument Global Technologies, Inc.	14.00	08/11/13	1,929,901
1,981	Dana Corp.	4.55-4.79	01/30/15	1,912,888
3,859	Federal-Mogul Corp.	2.29	12/27/14	3,386,737
2,078	Federal-Mogul Corp.	2.29	12/27/15	1,824,125
2,842	Polypore, Inc.	2.35	07/03/14	2,720,782
1,974	Sensata Technologies Finance Co., LLC	2.08	04/27/13	1,848,926
1,004	TRW Automotive, Inc.	4.06-5.06	05/30/15	1,001,454
3,121	Veyance Technologies, Inc.	0.75-2.85	07/31/14	2,620,329

				17,245,142

Automobiles (1.5%)
10,340	Ford Motor Co.	3.31-3.35	12/16/13	9,802,190

Automotive (0.1%)
725	Autotrader.com, Inc.	6.00	06/14/16	726,572

Automotive Aftermarket (0.4%)
2,834	United Components, Inc.	2.37	06/30/12	2,699,599

Beverages — Non-Alcoholic (1.0%)
1,209	Culligan International Co.	2.60	11/24/12	991,688
2,715	DS Waters Enterprises, L.P.	2.60-4.50	10/27/12	2,613,341
2,000	DSW Holdings, Inc.	4.35	03/07/12	1,895,000
847	Van Houtte	3.03	07/19/14	827,209

				6,327,238

Broadcast/Media (4.0%)
867	Alpha D2 Limited	2.47	12/31/13	768,345
1,167	Alpha D2 Limited	3.85	06/30/14	1,009,167
4,218	Foxco Acquisition Sub, LLC	7.50	07/14/15	4,044,351
549	High Plains Broadcasting Operating Co., LLC	9.00	09/14/16	524,888
2,338	NEP II, Inc.	2.34-4.25	02/16/14	2,213,061
2,093	Newport Television LLC	9.00	09/14/16	2,002,761
13,833	Univision Communications, Inc.	2.60	09/29/14	11,569,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

1                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued

Principal
Amount		Interest	Maturity
(000)		Rate	Date	Value

$3,767	Weather Channel	5.00%	09/14/15	$3,759,315

				25,891,862

Broadcasting (2.4%)
593	Barrington Broadcasting Group LLC	4.67-4.78	08/12/13	541,775
4,856	CMP KC LLC (c)	6.25	05/03/11	1,481,158
2,557	CMP KC LLC (Revolver) (c)	6.25	05/03/10	779,874
6,954	CMP Susquehanna Corp.	2.38	05/05/13	5,973,626
1,422	Cumulus Media, Inc.	4.35-6.25	06/11/14	1,293,698
638	LBI Media, Inc.	1.85	03/31/12	585,138
816	Mediacom Broadband LLC	4.50	10/20/17	778,479
2,160	Multicultural Radio Broadcasting, Inc.	3.10-5.00	12/18/12	1,897,121
2,750	Multicultural Radio Broadcasting, Inc.	6.10	06/18/13	2,268,750

				15,599,619

Building Products (0.7%)
527	Axia Acquisition Corp.	3.39	03/12/16	499,265
2,379	Beacon Sales Acquisition, Inc.	2.29-4.25	09/30/13	2,283,809
1,749	Custom Building Products, Inc.	5.75	03/17/15	1,735,868

				4,518,942

Business Equipment & Services (0.3%)
236	Sedgwick CMS Holdings, Inc.	5.50	05/13/16	234,995
1,500	Sedgwick CMS Holdings, Inc.	9.00	05/15/17	1,481,250

				1,716,245

Cable/Satellite TV (3.3%)
3,125	CCO Holdings, LLC	3.04-6.75	09/06/14	2,795,766
1,726	Cequel Communications, LLC	2.29	11/05/13	1,645,899
3,101	Charter Communications Operating, LLC	2.35-7.25	03/06/14	3,027,175
9,220	Charter Communications Operating, LLC	3.79	09/06/16	8,607,586
1,387	Knology, Inc.	3.79	06/30/14	1,363,018
3,184	RCN Corp.	2.69	05/25/14	3,157,488
1,000	UPC Broadband Holding B.V.	3.93	12/31/16	942,190

				21,539,122

Casino Gaming (5.7%)
2,024	Cannery Casino Resorts, LLC	4.60	05/18/13	1,830,137
2,500	Cannery Casino Resorts, LLC	4.60	05/18/14	2,052,075
1,674	Cannery Casino Resorts, LLC	4.60	05/20/13	1,513,241
3,013	CCM Merger, Inc.	8.50	07/13/12	2,962,051
1,192	Golden Nugget, Inc.	2.00-3.35	06/30/14	966,232
14	Greektown Holdings, LLC	7.00	12/03/12	15,927
4,473	Harrah’s Operating Co., Inc.	3.32-3.53	01/28/15	3,726,327
2,455	Harrah’s Operating Co., Inc.	3.32	01/31/15	2,044,566
1,703	Las Vegas Sands LLC	0.75-2.10	05/23/14	1,511,965
2,146	Magnolia Hill, LLC	3.60	10/30/13	1,930,938
6,506	MGM Mirage	6.00	10/03/11	6,218,491
2,881	VML US Finance, LLC	5.04	05/26/12	2,808,298
4,251	VML US Finance, LLC	5.04	05/26/13	4,144,614
2,613	Wembly, Inc.	4.75	08/23/11	1,881,008
2,333	Wembly, Inc. (c)	6.50	07/18/12	67,083
3,000	Wynn Resorts	2.10	05/22/14	2,836,875

				36,509,828

Chemicals — Diversified (3.6%)
2,102	Cristal Inorganic Chemicals US, Inc.	2.78	05/15/14	1,933,854
2,603	Ferro Corp.	6.53	06/06/12	2,598,069
5,339	Hexion Specialty Chemicals, Inc.	4.06-4.31	05/05/15	4,864,285
2,869	Ineos US Finance LLC	7.50	12/16/13	2,765,007
2,868	Ineos US Finance LLC	8.00	12/23/14	2,763,978
3,000	Lyondell Chemical Co.	5.50	03/14/16	3,018,720
5,168	Lyondell Chemical Co.	11.00	05/01/18	5,542,163

				23,486,076

Chemicals — Specialty (5.8%)
1,775	Arizona Chemical Co.	2.54	02/28/13	1,690,776
3,314	Brenntag Holding GmbH and Co. (Germany)	4.00-4.00	01/17/14	3,275,276
500	Brenntag Holding GmbH and Co. (Germany)	6.47	07/17/15	492,500
1,569	Fibervisions Delaware Corp.	3.85	03/31/13	1,477,016
5,388	Huntsman International, LLC	2.08-2.18	04/21/14	5,000,922
929	Huntsman International, LLC	2.60-2.68	06/30/16	869,340
1,157	ISP Chemco, Inc.	2.13	06/04/14	1,087,177
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued

Principal
Amount		Interest	Maturity
(000)		Rate	Date	Value

$3,413	Kraton Polymers, LLC	2.38%	05/12/13	$3,227,605
1,127	MacDermid, Inc.	2.35	04/12/14	1,048,862
3,474	Nalco Co.	6.50	05/13/16	3,472,569
1,462	Nusil Technology LLC	6.00	02/18/15	1,469,592
3,195	Omnova Solutions, Inc.	2.85-3.04	05/22/14	3,035,355
5,589	PQ Corp.	3.59-3.60	07/30/14	5,077,925
3,206	Solutia, Inc.	4.75	03/12/17	3,207,964
3,298	Univar, Inc.	3.35	10/10/14	3,117,394

				37,550,273

Computer Communications (0.2%)
1,327	Vertafore, Inc.	5.50-7.50	07/31/14	1,307,069

Computer Software & Services (4.0%)
3,000	CDW Corp.	4.35	10/10/14	2,630,085
3,303	Dealer Computer Services, Inc.	5.25	04/16/17	3,265,745
3,965	Infor Enterprise Solutions Holdings, Inc.	6.10	12/01/13	3,697,640
2,069	Infor Enterprise Solutions Holdings, Inc.	6.10	07/28/15	1,929,204
2,191	Kronos, Inc.	2.29-2.53	06/11/14	2,055,954
852	Kronos, Inc.	6.28	06/11/15	797,008
2,568	Open Solutions, Inc.	2.45	01/23/14	2,245,183
2,468	Sungard Data Systems, Inc.	2.10-6.75	02/28/14	2,468,148
4,247	Sungard Data Systems, Inc.	4.00-4.06	02/26/16	4,070,187
3,056	Verint Systems, Inc.	2.60	05/25/14	2,855,039

				26,014,193

Construction Materials (0.2%)
633	Building Materials Holding Corp.(d)	8.00	01/04/15	517,706
732	Contech Construction Products, Inc.	2.35	01/31/13	580,653

				1,098,359

Consumer Sundries (2.1%)
863	American Safety Razor Co.	6.75	07/31/13	814,522
1,500	American Safety Razor Co.	10.50	01/30/14	120,000
1,300	AMSCAN Holdings, Inc.	2.79-4.50	05/25/13	1,237,607
4,160	Bausch and Lomb, Inc.	3.60	04/24/15	3,922,356
1,000	Huish Detergents, Inc.	4.61	10/26/14	965,830
1,945	KIK Custom Products, Inc.	2.57	05/31/14	1,617,588
800	KIK Custom Products, Inc.	5.32	11/30/14	476,000
797	Levlad, LLC	10.00	03/05/15	757,480
1,027	Marietta Intermediate Holding Corp.	4.25-7.25	02/19/15	934,307
439	Philosophy, Inc.	2.10	03/16/14	403,811
2,683	Yankee Candle Co., Inc. (The)	2.35	02/06/14	2,558,085

				13,807,586

Consumer/Business Services (1.3%)
1,560	Advantage Sales & Marketing, Inc.	5.00	04/07/16	1,549,609
177	Advantage Sales & Marketing, Inc.	8.50	05/09/13	175,664
5,873	Nielsen Finance LLC	2.35	08/09/13	5,538,498
969	SMG Holdings, Inc.	3.29-3.44	07/27/14	906,016

				8,169,787

Containers & Packaging (4.8%)
2,624	Anchor Glass Container Corp.	6.00	02/03/16	2,604,687
1,100	Anchor Glass Container Corp.	10.00	08/02/16	1,085,563
1,941	Berlin Packaging LLC	3.30-3.54	08/17/14	1,756,888
909	Berry Plastics Corp.	2.35	04/03/15	806,516
1,600	Berry Plastics Corp. (a)	5.05	02/15/15	1,528,000
106	BWAY Corp. (b)		06/01/17	105,981
1,129	BWAY Corp. (b)		05/19/17	1,130,464
518	Consolidated Container Co., LLC	2.63	03/28/14	474,852
196	Graham Packaging Co., L.P.	2.69-2.81	10/07/11	194,256
2,721	Graham Packaging Co., L.P.	6.75	04/05/14	2,737,507
2,239	Graphic Packaging International, Inc.	2.29-2.32	05/16/14	2,124,410
2,833	Kranson Industries, Inc.	2.60-4.50	07/31/13	2,679,209
3,793	Nexpak Corp.(c)	6.50-8.00	03/31/09	132,435
762	Nexpak Corp. (Revolver) (c)	6.50	03/31/09	83,129
2,756	Packaging Dynamics Corp.	2.33	06/09/13	2,494,216
2,022	Pertus Sechszehnte GMBH (Germany)	2.72	06/13/15	1,612,910
2,022	Pertus Sechszehnte GMBH (Germany)	2.97	06/13/16	1,623,022
1,739	Reynolds Group Holdings Inc.	6.25	11/05/15	1,734,715
2,272	Reynolds Groups Holdings, Inc.	5.75	05/05/16	2,260,150
3,182	Smurfit-Stone Container Enterprises, Inc.	0.50-6.75	01/02/16	3,178,493
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued

Principal
Amount		Interest	Maturity
(000)		Rate	Date	Value

$800	Tegrant Corp.	6.04%	03/08/15	$556,000

				30,903,403

Diversified Manufactured Operation (0.7%)
970	GSI Holdings, LLC	3.54	08/01/14	829,290
1,588	Matthew Warren Industries, Inc.	7.50	11/01/13	1,511,207
1,935	Wire Rope Corporation of America, Inc.	5.25	02/10/14	1,896,418

				4,236,915

Drugstore Chains (1.0%)
7,253	Rite Aid Corp.	2.10-6.00	06/04/14	6,669,169

Education (2.1%)
2,722	Bright Horizons Family Solutions, Inc.	7.50	05/28/15	2,725,911
7,430	Cengage Learning Acquisitions, Inc.	3.03	07/04/14	6,428,210
990	Cengage Learning Holdings II, L.P.	7.50	07/05/14	992,374
1,424	Educate, Inc.	8.50-9.25	06/14/14	1,249,557
2,287	Education Management LLC	2.31	06/01/13	2,103,008

				13,499,060

Electric Utilities (0.7%)
404	Mach Gen, LLC	2.54	02/22/13	374,934
4,188	Primary Energy Operations LLC	6.50	10/23/14	4,125,290

				4,500,224

Electronic Components (0.6%)
701	Butterfly Wendel US, Inc.	3.87	06/22/14	583,696
701	Butterfly Wendel US, Inc.	4.12	06/22/15	587,011
2,922	Contec, LLC	7.75	08/01/14	2,491,185

				3,661,892

Electronic Production Equipment (0.2%)
1,265	Edwards (Cayman Island II) Ltd.	2.35	05/31/14	1,130,788
564	Edwards (Cayman Island II) Ltd.	6.10	11/30/14	459,374

				1,590,162

Entertainment & Leisure (1.7%)
4,557	Bombardier Recreational Products, Inc. (Canada)	3.18-3.46	06/28/13	3,852,524
119	Cedar Fair, L.P.	2.35	08/30/12	117,259
518	Cedar Fair, L.P.	4.35	08/30/14	513,482
2,376	Fender Musical Instruments Corp.	1.50-2.79	06/09/14	2,112,580
2,000	Hicks Sports Group LLC	6.75	12/22/10	1,751,660
2,568	HIT Entertainment, Inc.	5.60-5.60	03/20/12	2,403,540

				10,751,045

Environmental Services (0.2%)
1,111	Environmental Systems Products Holdings, Inc.	13.50	09/12/12	1,111,168

Finance (5.6%)
1,997	C.G. JCF Corp.	3.35	08/01/14	1,886,724
1,490	First American Payment Systems, L.P.	3.38	10/06/13	1,407,755
13,286	First Data Corp.	3.10	09/24/14	11,208,430
5,949	First Data Corp.	3.10	10/15/14	5,011,583
3,244	iPayment, Inc.	2.35-2.53	05/10/13	2,992,587
2,323	National Processing Company Group, Inc.	5.25-7.00	09/29/13	2,271,194
1,000	National Processing Company Group, Inc.	10.75	09/29/14	905,835
2,007	Oxford Acquisition III Ltd.	2.06-2.31	05/12/14	1,800,725
4,916	RJO Holdings Corp.	5.40	07/12/14	3,367,337
2,022	RJO Holdings Corp.	9.15	07/12/15	192,046
1,323	Trans Union, LLC	6.75	06/15/17	1,331,027
2,210	Transfirst Holdings, Inc.	3.10-5.00	06/15/14	2,030,547
1,744	Transfirst Holdings, Inc.	7.10	06/15/15	1,458,290

				35,864,080

Food & Beverage (1.5%)
7,734	Pinnacle Foods Holdings Corp.	2.85-7.50	04/02/14	7,399,628
1,032	Wm. Bolthouse Farms, Inc.	5.50	01/25/16	1,026,059
1,091	Wm. Bolthouse Farms, Inc.	9.50	07/25/16	1,087,838

				9,513,525

Food — Major Diversified (0.6%)
2,547	Dole Food Co., Inc.	5.00-5.50	03/02/17	2,547,931
1,026	Dole Food Co., Inc.	5.00-5.50	03/03/17	1,025,840
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued

Principal
Amount		Interest	Maturity
(000)		Rate	Date	Value

$175	Dole Food Co., Inc.	8.02%	04/12/13	$174,792

				3,748,563

Food — Retail (0.6%)
3,725	Roundy’s Supermarkets, Inc.	4.75-7.00	11/03/13	3,720,466

Food — Speciality/Candy (0.3%)
1,803	Farley’s & Sathers Candy Company, Inc.	7.00-7.25	06/15/11	1,784,970

Food Distributors (1.5%)
1,859	Acosta, Inc.	2.60	07/29/13	1,736,569
1,533	Coleman Natural Foods, LLC	6.85-7.25	08/22/12	1,440,782
3,985	DCI Cheese Company, Inc.	8.00-8.25	04/15/12	3,327,114
2,055	FSB Global Holdings, Inc.	4.50	09/29/13	1,968,103
1,000	FSB Global Holdings, Inc.	8.00	03/29/14	915,000

				9,387,568

Healthcare (4.4%)
977	American Medical Systems, Inc.	2.63	07/20/12	955,002
3,944	Biomet, Inc.	3.35-3.54	03/25/15	3,789,921
853	Genoa Healthcare Group, LLC	5.50	08/10/12	793,425
600	Healthsouth Corp.	2.79	03/10/13	579,051
2,175	Healthsouth Corp.	4.29	03/15/14	2,148,504
1,250	IMS Health Inc.	5.25	02/17/16	1,243,256
4,541	Manor Care, Inc.	2.85	12/22/14	4,246,144
5,228	Multiplan Merger Corp.	3.63-6.00	04/12/13	5,090,808
204	Orthofix Holdings, Inc.	6.75	09/22/13	202,279
3,387	Rehabcare Group, Inc.	6.00	11/16/15	3,374,431
120	Skilled Healthcare Group, Inc.	0.50-5.25	04/08/16	119,227
1,322	Skilled Healthcare Group, Inc.	5.25	03/16/16	1,307,921
1,587	Surgical Care Affiliates, Inc.	2.53	12/29/14	1,456,323
470	United Surgical Partners, International, Inc.	2.35	04/19/14	435,760
2,493	United Surgical Partners, International, Inc.	2.32-2.35	04/18/14	2,312,380

				28,054,432

Home Building (0.3%)
1,053	North Las Vegas (c)	5.75	05/09/11	254,396
539	Rhodes Homes	5.53	03/31/16	450,351
1,200	Standard Pacific Corp.	2.19	05/06/13	1,062,000
726	Yellowstone Mountain Club, LLC (c)	4.63	09/30/10	0
256	Yellowstone Mountain Club, LLC	6.00	07/16/14	253,440

				2,020,187

Home Furnishings (0.7%)
1,244	Brown Jordan International, Inc.	4.35-6.25	04/30/12	1,131,969
471	Hunter Fan Co.	7.11	10/16/14	301,177
427	Mattress Holdings Corp.	2.60-2.69	01/18/14	356,190
1,380	National Bedding Co.	5.31	02/28/14	1,272,867
1,880	Quality Home Brands Holdings, LLC	10.25	06/30/14	1,233,749

				4,295,952

Hospital/Nursing Management (3.3%)
11,060	Community Health Systems, Inc.	2.79	07/25/14	10,332,729
4,041	HCA, Inc.	2.03	11/17/12	3,823,478
1,541	HCA, Inc.	2.78	11/18/13	1,455,365
3,697	HCA, Inc.	3.78	03/17/17	3,537,997
1,791	Sun Healthcare Group, Inc.	2.32-2.75	04/12/14	1,729,840
402	Sun Healthcare Group, Inc.	2.43	04/19/14	388,470

				21,267,879

Industrial Machinery (2.0%)
1,780	Baldor Electric Co.	5.25-5.50	01/31/14	1,780,868
1,995	Bucyrus International, Inc.	4.50	02/19/16	1,992,590
2,883	Goodman Global Holdings, Inc.	6.25	02/13/14	2,889,534
959	LN Acquisition Corp.	3.60	07/11/14	898,840
1,500	Manitowoc Co. (b)		11/07/14	1,498,335
2,909	Mold-Masters Luxembourg Holdings S.A.R.L. (Canada)	3.88	10/11/14	2,567,148
1,136	Oshkosh Truck Corp.	6.26-6.54	12/06/13	1,141,053

				12,768,368

Industrial Specialties (1.0%)
4,210	Metokote Corp.	9.00	11/27/11	3,915,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued

Principal
Amount		Interest	Maturity
(000)		Rate	Date	Value

$2,413	Sensus Metering Systems, Inc.	7.00%	06/03/13	$2,424,887

				6,339,887

Insurance Brokers (1.0%)
3,945	Alliant Holdings I, Inc.	3.29	08/21/14	3,609,813
444	HMSC Corp.	5.84	10/03/14	288,889
2,906	USI Holdings Corp.	3.29	05/05/14	2,660,673

				6,559,375

Insurance/Business Services (1.2%)
1,554	Applied Systems, Inc	2.85	09/26/13	1,438,866
373	Audatex North America, Inc.	2.31	05/16/14	356,633
4,011	Conseco, Inc.	7.50	10/10/13	3,896,596
2,068	Crawford and Co.	5.25	10/30/13	2,042,597
323	Mitchell International, Inc.	2.56	03/28/14	299,623

				8,034,315

Investment Management/Advisor Services (0.9%)
2,102	Grosvenor Capital Management Holdings, LLP	2.38	12/06/13	1,965,405
4,339	Nuveen Investments, Inc.	3.33-3.53	11/13/14	3,624,356

				5,589,761

Medical — Nursing Services (0.1%)
430	Golden Gate National Senior Care, LLC	3.10	03/14/11	417,094
400	National Renal Institues, Inc.	9.00	03/31/13	388,224

				805,318

Medical Specialties (1.8%)
2,262	AGA Medical Corp.	2.31-2.63	04/28/13	2,047,125
3,970	DJO Finance LLC	3.35	05/20/14	3,793,538
5,243	Inverness Medical Innovations, Inc.	2.35-2.54	06/26/14	4,956,753
875	VWR Funding, Inc.	2.85	06/29/14	814,504

				11,611,920

Miscellaneous Commercial Services (0.6%)
419	Atlantic Marine Holding Co.	4.63	03/22/14	418,163
724	InfrastruX Group, Inc.	8.00	11/03/12	721,531
2,879	NCO Group, Inc.	7.25-7.50	05/15/13	2,830,375

				3,970,069

Movies/Entertainment (1.4%)
3,132	Live Nation Entertainment, Inc.	4.50	11/06/16	3,114,251
9,637	Metro-Goldwyn-Mayer Studios, Inc.(c)	5.50	04/08/12	4,394,674
959	Metro-Goldwyn-Mayer Studios, Inc. (Revolver) (c)	0.50-20.50	04/08/10	429,078
1,379	Regal Cinemas Corp.	4.03	11/18/16	1,348,549

				9,286,552

Non-durable consumer products (0.2%)
1,524	Spectrum Brands, Inc.	8.00	06/16/16	1,532,828

Oil & Gas Pipelines (0.2%)
857	Great Point Power	5.50-5.75	02/11/17	852,857
310	Targa Resources, Inc.	5.75	07/05/16	309,015

				1,161,872

Oil — Field Services (0.4%)
3,000	Dresser, Inc.	6.20	05/04/15	2,781,570

Other Metals/Minerals (0.2%)
1,455	Novelis, Inc.	2.35-2.54	07/06/14	1,373,895

Pharmaceuticals (1.5%)
3,233	Catalent Pharma Solutions	2.60	04/10/14	2,910,000
2,288	Mylan Laboratories, Inc.	3.63-3.81	10/02/14	2,274,272
966	Warner Chilcott PLC	5.50	10/30/14	966,203
3,436	Warner Chilcott PLC	5.75	04/30/15	3,432,146

				9,582,621

Printing/Publishing (2.9%)
1,792	Dex Media West, LLC	7.50	10/24/14	1,620,531
2,974	Endurance Business Media, Inc. (c)	4.75	07/26/13	631,917
1,714	Endurance Business Media, Inc. (c)	11.25	01/26/14	111,429
2,230	F&W Media, Inc.	7.75	06/09/14	1,862,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued

Principal
Amount		Interest	Maturity
(000)		Rate	Date	Value

$928	F&W Media, Inc.	15.00%	12/31/14	$450,099
578	GateHouse Media Operating, Inc.	2.35	08/28/14	240,215
872	Knowledgepoint 360 Group, LLC	3.70	04/13/14	697,919
1,856	Local Insight Regatta Holdings, Inc.	6.25	04/23/15	1,526,597
2,597	MC Communications, LLC	6.75	12/31/12	1,622,860
1,448	MediMedia USA, Inc.	2.54-2.60	10/05/13	1,290,692
1,945	Nelson Education Ltd.	3.03	07/05/14	1,828,300
1,000	Nelson Education Ltd.	6.53	07/05/15	835,000
587	SuperMedia, Inc.	11.00	12/31/15	505,101
3,828	Tribune Co. (c)	5.25	05/19/14	2,339,689
3,801	Tribune Co.	8.25	12/20/15	149,676
4,226	Yell Group Plc (United Kingdom)	4.10	07/31/14	2,709,753

				18,421,910

Property/Casualty Insurance (0.2%)
1,688	AmWINS Group, Inc.	3.04	06/08/13	1,565,214

Publishing — Books/Magazines (0.9%)
1,810	Cygnus Business Media, Inc.	9.75	06/30/13	1,791,828
2,129	Network Communications, Inc.	2.39-6.25	11/30/12	1,479,676
907	Proquest-CSA LLC	2.85	02/09/14	859,066
856	R.H. Donnelley, Inc.	9.25	10/24/14	769,701
793	Source Media, Inc.	6.04	11/08/11	769,037

				5,669,308

Pulp & Paper (0.5%)
2	Georgia-Pacific Corp.	2.29-2.53	12/20/12	1,505
1,351	Georgia-Pacific Corp.	3.78-3.79	12/20/14	1,334,346
1,914	White Birch Paper Company	2.00-12.00	12/01/10	1,904,125

				3,239,976

Real Estate Development (2.0%)
1,995	CB Richard Ellis Services, Inc.	4.50-6.75	12/20/15	1,997,906
4,446	Ginn-LA CS Borrower, LLC(c)	6.20-7.75	06/08/11	376,142
2,000	Ginn-LA CS Borrower, LLC (c)	10.20	06/08/12	20,000
1,738	London Arena and Waterfront Finance, LLC (United Kingdom)	2.80	03/08/12	1,651,556
4,967	Realogy Corp.	3.29-3.38	10/10/13	4,206,303
1,272	South Edge LLC (c)	5.25	10/31/08	556,503
2,973	Tamarack Resorts LLC(c)	7.50-8.05	05/19/11	44,595
3,171	Universal City Development Partners, Ltd.	5.50	11/06/14	3,164,703
326	WCI Communities, Inc.	10.00-11.00	09/03/14	322,799
813	WCI Communities, Inc.	10.00	09/02/16	780,076

				13,120,583

Recreational Products (0.2%)
563	Playcore Wisconsin, Inc.	3.06-4.75	02/21/14	531,649
535	SRAM, LLC	5.00-5.75	04/30/15	532,402
540	True Temper Sports, Inc.	8.00	10/14/13	521,506

				1,585,557

REIT — Diversified (0.1%)
986	Capital Automotive REIT	2.86	12/14/12	923,088

Restaurants (0.7%)
948	Center Cut Hospitality, Inc.	9.25	07/06/14	885,486
2,008	NPC International, Inc.	2.05-2.29	05/03/13	1,925,116
1,909	Wendy’s/Arby’s Restaurants, LLC	5.00	05/19/17	1,909,038

				4,719,640

Retail — Discount (0.7%)
3,415	Dollar General Corp.	3.09-3.10	07/06/14	3,279,728
922	Savers, Inc.	5.75-6.00	03/10/16	923,284

				4,203,012

Retail — Specialty (1.2%)
2,282	General Nutrition Centers, Inc.	2.55-2.79	09/16/13	2,150,869
2,870	Guitar Center, Inc.	3.85	10/09/14	2,546,833
1,277	Philips Van Heusen	4.75	05/06/16	1,278,549
1,645	Pilot Travel Centers LLC (b)		11/24/15	1,646,880

				7,623,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued

Principal
Amount		Interest	Maturity
(000)		Rate	Date	Value

Semiconductors & Semiconductor Equipment (0.1%)
$455	AX Acquisition Corp.	3.69%	08/05/14	$421,231

Services to the Health Industry (0.9%)
1,259	Concentra, Inc.	2.79	06/25/14	1,170,594
2,733	Harlan Sprague Dawley, Inc.	3.85	07/11/14	2,457,574
2,107	Sterigenics International, Inc.	2.79-4.50	11/21/13	1,980,704

				5,608,872

Telecommunication Services (2.5%)
4,775	Avaya, Inc.	3.26	10/26/14	4,096,979
1,405	Global Tel*Link Corp.	6.00	02/25/16	1,402,233
304	Global Tel*Link Corp.	6.25	03/02/16	303,186
1,163	Hawaiian Telcom Communications, Inc	4.75	06/01/14	825,889
4,500	Level 3 Financing, Inc.	2.55	03/13/14	4,008,533
2,141	Level 3 Financing, Inc.	11.50	03/14/14	2,305,293
1,263	NTELOS, Inc.	5.75	08/11/15	1,263,447
2,210	Sorenson Communications, Inc.	6.00	08/16/13	1,970,060

				16,175,620

Textiles (0.4%)
1,067	Polymer Group, Inc.	7.00	11/21/14	1,072,121
1,628	Varsity Brands, Inc.	3.13	02/22/14	1,456,690

				2,528,811

Transportation (0.2%)
665	Avis Budget Car Rental, LLC	5.75	04/19/14	664,166
460	JHCI Acquisition, Inc.	2.85	06/19/14	416,432

				1,080,598

Utilities (6.0%)
3,824	BRSP, LLC	7.50	06/24/14	3,795,662
14,852	Calpine Corporation	3.42	03/29/14	13,645,669
2,457	FirstLight Power Resources, Inc.	3.06	11/01/13	2,285,423
2,400	FirstLight Power Resources, Inc.	5.06	05/01/14	2,157,000
5,263	New Development Holdings, Inc. (b)		06/08/17	5,220,395
1,835	NRG Energy, Inc.	2.04-2.28	02/01/13	1,762,687
7,861	Texas Competitive Electric Holdings Co., LLC	3.85	10/10/14	5,839,664
2,128	Texas Competitive Electric Holdings Co., LLC	3.85-4.03	10/14/14	1,570,971
928	TPF Generation Holdings, LLC	0.19-2.29	12/15/13	859,520
83	TPF Generation Holdings, LLC	2.29	12/15/11	76,426
1,333	TPF Generation Holdings, LLC	4.78	12/15/14	1,191,667

				38,405,084

Waste Management (0.0%)
176	EnergySolutions, LLC	4.10	05/28/13	173,019

Wireless Telecommunication Services (0.6%)
3,970	Asurion Corp.	3.35-3.42	07/03/14	3,760,146

	Total Variable Rate Senior Loan Interests (Cost $784,916,042)			698,432,376

Senior Notes (2.1%)

Broadcasting (0.1%)
750	XM Satellite Radio (144A) (e)	11.25	06/15/13	804,375

Building Products (0.2%)
1,500	Compression Polymers Corp. (a)	7.18	07/01/12	1,455,000

Casino Gaming (0.7%)
3,462	Harrah’s Operating Escrow LLC (e)	11.25	06/01/17	3,661,065
1,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (e)	7.88%	05/01/20	1,007,500

				4,668,565

Chemicals — Diversified (0.1%)
852	Wellman, Inc. (f)	5.00	01/29/19	851,890

Environmental Services (0.1%)
447	Environmental Systems Products Holdings, Inc.	18.00	03/31/15	447,266

Health Care Services (0.5%)
3,000	Apria Healthcare Group, Inc. (e)	11.25	11/01/14	3,202,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued

Principal
Amount		Interest	Maturity
(000)		Rate	Date	Value

Pulp & Paper (0.2%)
$1,333	Verso Paper Holdings LLC (a)	4.09%	08/01/14	$1,186,370

Telecommunication Services (0.2%)
1,000	Qwest Corp. (a)	3.79	06/15/13	993,750

	Total Senior Notes (Cost $14,969,426)			13,609,716

	Shares	Value
| |
Common Stocks & Other Equity Interests (1.1%)

Building Products (0.0%)
Axia Acquisition Corporation (g)	108	271,342

Chemicals — Diversified (0.4%)
LyondellBasell Industries Class A (g)	142,783	2,305,945
Wellman Holdings, Inc. (g)	810	124,878

		2,430,823

Construction Materials (0.0%)
Building Materials Holding Corp.	391,525	247,403

Consumer Sundries (0.3%)
Marietta Intermediate Holding Corp. (g)	1,192,873	441,602
World Kitchen, Inc. (g)	52,654	1,984,529

		2,426,131

Containers & Packaging (0.0%)
Nexpak Holdings LLC (g)	70	0

Environmental Services (0.1%)
Environmental Systems Products Holdings, Inc. (g)	7,453	0
Newhall Holding Co., LLC (g)	334,648	588,412

		588,412

Food Distributors (0.0%)
Natural Products Group, Inc. (g)	4,893	85,620

Home Building (0.1%)
Rhodes Homes (g)	1,038,734	363,557

Home Furnishings (0.0%)
Generation Brands LLC (g)	1,835	0

Leisure Equipment & Products (0.0%)
MEGA Brands, Inc. (g)	391,525	152,631

Oil Refining & Marketing (0.1%)
Vitruvian Exploration LLC (g)	28,650	372,450

Printing/Publishing (0.0%)
CommerceConnect Media Holdings (g)	2,650	0
F&W Media, Inc. (g)	7,895	2,566
MC Acquisition Corp. (g)	517,761	0
SuperMedia, Inc. (g)	2,908	53,187

		55,753

Real Estate Development (0.1%)
WCI Communities, Inc. (g)	4,575	388,875

Total Common Stocks & Other Equity Interests (Cost $22,202,997)		7,382,997

		Shares	Value

Non-Convertible Preferred Stock (0.0%)

Environmental Services (0.0%)
3,414	Environmental Systems Products Holdings, Inc. (g) (Cost $85,350)		27,093

Number of		Expiration
Warrants		Date	Value

Warrants (0.0%)

Broadcasting (0.0%)
2,637	Cumulus Media, Inc. (e)(g)	06/29/19	3,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued

Number of		Expiration
Warrants		Date	Value

Printing/Publishing (0.0%)
$1,666	F&W Media, Inc. (g)	06/09/14	$542

	Total Warrants (Cost $0)		4,497

Principal
Amount
(000)			Value

Short-Term Investment (1.0%)
	Repurchase Agreement
6,432	State Street Bank (0.01%, dated 06/30/10, due 07/01/10; proceeds $6,432,029; fully collateralized by Government Obligations at the date of this Portfolio Investment as follows: U.S. Treasury Note 3.125% due 04/30/17; valued at $6,560,323) (Cost $6,432,029)		6,432,029

	Total Investments (Cost $828,605,844) (h)	112.7%	725,888,708
	Liabilities in Excess of Other Assets	(12.7)	(81,949,253)
	Net Assets	100.0%	$643,939,455

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.

(b)	This position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement.

(c)	Non-income producing security; loan or note in default.

(d)	Payment-in-kind security.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $8,679,395 which represented 1.3% of the Fund’s Net Assets.

(f)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(g)	Non-income producing security.

(h)	Securities have been designated as collateral in connection with unfunded loan commitments.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued
Credit Default Swaps Contracts Open at June 30, 2010:

								CREDIT
SWAP								RATING OF
COUNTERPARTY &		NOTIONAL						REFERENCE
REFERENCE	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		OBLIGATION+
OBLIGATION	PROTECTION	(000’s)	RATE	DATE	APPRECIATION	PAYMENTS	VALUE	(unaudited)

Goldman Sachs Credit Partners, L.P. Texas Competitive Electric Holdings Co. LLC	Sell	$3,000	5.00%	March 20, 2012	$5,243	$(67,500)	$(62,257)	B-
Goldman Sachs Credit Partners, L.P. Calpine Corp.	Sell	3,000	5.00	March 20, 2011	147,640	(97,500)	50,140	B

Total Credit Default Swaps		$6,000			$152,883	$(165,000)	$(12,117)

Notes to Quarterly Schedule of Portfolio Holdings — June 30, 2010 (Unaudited)
Security Valuation — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued
by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Schedule of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
     The current credit rating of each individual issuer is listed in the table following the Schedule of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
     Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Prime Income Trust

Schedule of Investments
June 30, 2010 (unaudited) continued
Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1— Prices are based on quoted prices in active markets for identical investments.
Level 2— Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3— Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value;

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Variable Rate Senior Loan Interests	$—	$693,791,639	$4,640,737	$698,432,376
Senior Notes	—	12,757,826	851,890	13,609,716
Common Stocks & Other Equities	4,831,988	—	2,551,009	7,382,997
Non-Convertible Preferred Stocks	27,093	—	—	27,093
Warrants	542	—	3,955	4,497
Repurchase Agreements	—	6,432,029	—	6,432,029
Total Investments in an Asset Position	$4,859,623	$712,981,494	$8,047,591	$725,888,708

Investments in a Liability Position
Credit Default Swaps	$—	$(12,117)	$—	$(12,117)

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,158,390

Aggregate unrealized (depreciation) of investment securities	(112,875,526)

Net unrealized appreciation (depreciation) of investment securities	$(102,717,136)

Cost of investments for tax purposes is $828,605,844
Investments have the same cost for tax and financial statement purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                      Invesco Prime Income Trust

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Prime Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: August 27, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: August 27, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: August 27, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.